Cover	Jan. 26, 2021
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 1, 2021, Liberty Media Acquisition Corporation (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) to report the completion of its initial public offering of units and private placement of warrants on January 26, 2021. The Original 8-K included an audited balance sheet of the Company as of January 26, 2021 reflecting receipt of the offering proceeds as Exhibit 99.1 thereto. On March 29, 2022, the Company filed a Current Report on Form 8-K disclosing under Item 4.02 that the audit committee of the board of directors of the Company determined that, among other things, the Company’s audited balance sheet as of January 26, 2021 filed as Exhibit 99.1 to the Original 8-K should no longer be relied upon and should be restated. The Company is filing this Amendment No.1 on Form 8-K/A (the "Amendment") in order to amend the Original 8-K to include a restated audited balance sheet of the Company as of January 26, 2021, as described further in note 2 to the accompanying restated audited balance sheet. Except as described above, no other information included in the Original 8-K is being amended or updated by this Amendment, and this Amendment does not purport to reflect any information or events subsequent to the Original 8-K. This Amendment continues to describe the conditions as of the date of the Original 8-K and, except as expressly contained herein, the Company has not updated, modified or supplemented the disclosures contained in the Original 8-K. Accordingly, this Amendment should be read in conjunction with the Original 8-K and with the Company’s filings with the SEC subsequent to the Original 8-K.
Document Period End Date	Jan. 26, 2021
Entity File Number	001-39920
Entity Registrant Name	Liberty Media Acquisition Corporation
Entity Central Index Key	0001831992
Entity Tax Identification Number	85-3809075
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12300 Liberty Boulevard
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	720
Local Phone Number	875-5800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Series A common stock and one-fifth of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Series A common stock and one-fifth of one redeemable warrant
Trading Symbol	LMACU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Series A common stock, par value $0.0001 per share
Trading Symbol	LMACA
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Series A common stock at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Series A common stock at an exercise price of $11.50
Trading Symbol	LMACW
Security Exchange Name	NASDAQ